STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund

November 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.2%
Collateralized Municipal-Backed Securities - 22.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K007, Cl. A2	4.22	3/25/2020	990,696	[a]	991,461
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K013, Cl. A2	3.97	1/25/2021	2,000,000	[a]	2,035,844
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K017, Cl. A2	2.87	12/25/2021	2,803,422	[a]	2,843,053
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K025, Cl. A1	1.88	4/25/2022	588,549	[a]	587,785
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K713, Cl. A2	2.31	3/25/2020	3,253,324	[a]	3,249,866
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K714, Cl. A2	3.03	10/25/2020	5,165,086	[a]	5,193,698
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K721, Cl. A2	3.09	8/25/2022	2,000,000	[a]	2,045,082
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB21, Cl. A5F	1.81	9/25/2021	3,590,746	[a]	3,584,466
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB22, Cl. A5F	1.78	9/25/2021	1,798,752	[a]	1,791,584
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB23, Cl. A5F	1.73	9/25/2021	2,263,793	[a]	2,256,914
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB25, Cl. A7F	2.58	10/25/2023	1,229,843	[a]	1,252,823
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2017-SB26, Cl. A5F	2.34	12/25/2021	1,273,530	[a]	1,282,791

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.2% (continued)
Collateralized Municipal-Backed Securities - 22.5% (continued)
Federal National Mortgage Association, ACES, Ser. 2011-M1, Cl. A3	3.76	6/25/2021	975,106	[a]	991,138
Federal National Mortgage Association, ACES, Ser. 2011-M3, Cl. A2	3.64	7/25/2021	1,039,673	[a]	1,055,471
Federal National Mortgage Association, ACES, Ser. 2015-M4, Cl. AV2	2.51	7/25/2022	2,400,231	[a]	2,419,833
Federal National Mortgage Association, ACES, Ser. 2016-M3, Cl. ASQ2	2.26	2/25/2023	3,076,755	[a]	3,080,063
Government National Mortgage Association, Ser. 2011-165, Cl. A	2.19	10/16/2037	4,861,275		4,854,517
Government National Mortgage Association, Ser. 2011-6, Cl. BA	3.47	10/16/2044	110,178		110,115
Government National Mortgage Association, Ser. 2012-142, Cl. A	1.11	5/16/2037	945,480		925,482
Government National Mortgage Association, Ser. 2012-2, Cl. B	2.42	3/16/2037	1,752,427		1,750,593
Government National Mortgage Association, Ser. 2012-33, Cl. A	1.90	3/16/2040	802,472		800,107
Government National Mortgage Association, Ser. 2013-101, Cl. A	0.51	5/16/2035	1,839,019		1,818,690
Government National Mortgage Association, Ser. 2013-105, Cl. A	1.71	2/16/2037	1,838,032		1,823,403
Government National Mortgage Association, Ser. 2013-142, Cl. V	3.10	2/16/2025	1,436,821		1,472,844
Government National Mortgage Association, Ser. 2013-30, Cl. A	1.50	5/16/2042	494,155		486,903
Government National Mortgage Association, Ser. 2013-73, Cl. A	0.98	12/16/2035	5,605,676		5,514,213
Government National Mortgage Association, Ser. 2014-109, Cl. A	2.33	1/16/2046	1,986,302		1,984,095
Government National Mortgage Association, Ser. 2014-82, Cl. VG	3.00	12/16/2046	2,206,906		2,258,992
				58,461,826
Municipal Securities - 5.5%
Bay Area Toll Authority, Revenue Bonds, Refunding	2.23	4/1/2023	1,200,000		1,201,848
Gilroy Unified School District, GO, Refunding	1.73	8/1/2022	450,000		447,345
Kentucky State Property & Building Commission, Revenue Bonds, Refunding, Ser. D	2.08	11/1/2023	500,000		493,720

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.2% (continued)
Municipal Securities - 5.5% (continued)
Massachusetts State College Building Authority, Revenue Bonds, Refunding, Ser. C	1.90	5/1/2023	2,000,000		1,998,220
Massachusetts Water Resources Authority, Revenue Bonds, Refunding, Ser. F	1.77	8/1/2023	2,000,000		1,983,600
Michigan Finance Authority, Revenue Bonds, Ser. A1	2.86	9/1/2022	1,500,000		1,523,370
Oregon, GO, Refunding, Ser. P	1.71	5/1/2022	1,000,000		995,140
Rutgers The State University of New Jersey, Revenue Bonds, Refunding, Ser. R	2.06	5/1/2022	1,000,000		998,900
Texas, GO, Refunding	2.78	10/1/2020	2,000,000		2,016,940
Virginia Resources Authority, Revenue Bonds, Refunding	1.89	11/1/2022	500,000		500,020
Washington, GO, Refunding, Ser. T	2.79	8/1/2020	2,000,000		2,015,800
				14,174,903
U.S. Government Agencies - 1.9%
Federal Home Loan Bank, Bonds	1.50	9/30/2021	2,000,000		1,981,776
Federal National Mortgage Association, Notes	1.54	7/6/2021	2,965,000	[a]	2,957,264
				4,939,040
U.S. Government Agencies Mortgage-Backed - 49.6%
Federal Home Loan Mortgage Corp., REMIC, Ser. 2586, Cl. MJ	5.50	3/15/2023	197,685	[a]	206,268
Federal Home Loan Mortgage Corp., REMIC, Ser. 3242, Cl. NG	5.75	2/15/2036	436,947	[a]	441,237
Federal Home Loan Mortgage Corp., REMIC, Ser. 3527, Cl. DA	4.00	4/15/2029	290,675	[a]	297,296
Federal Home Loan Mortgage Corp., REMIC, Ser. 3530, Cl. A	4.00	5/15/2024	48,040	[a]	48,111
Federal Home Loan Mortgage Corp., REMIC, Ser. 3627, Cl. QH	4.00	1/15/2025	1,288,539	[a]	1,334,990
Federal Home Loan Mortgage Corp., REMIC, Ser. 3640, Cl. GM	4.00	3/15/2025	887,034	[a]	919,027
Federal Home Loan Mortgage Corp., REMIC, Ser. 3726, Cl. KG	2.50	4/15/2025	189,029	[a]	189,743
Federal Home Loan Mortgage Corp., REMIC, Ser. 3773, Cl. PA	3.50	6/15/2025	259,472	[a]	261,004
Federal Home Loan Mortgage Corp., REMIC, Ser. 3810, Cl. QB	3.50	2/15/2026	1,206,398	[a]	1,240,174
Federal Home Loan Mortgage Corp., REMIC, Ser. 3820, Cl. TB	3.50	3/15/2026	1,664,302	[a]	1,709,051
Federal Home Loan Mortgage Corp., REMIC, Ser. 3834, Cl. EA	3.50	6/15/2029	740,544	[a]	749,484
Federal Home Loan Mortgage Corp., REMIC, Ser. 3909, Cl. NG	4.00	8/15/2026	1,918,331	[a]	1,995,008

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.2% (continued)
U.S. Government Agencies Mortgage-Backed - 49.6% (continued)
Federal Home Loan Mortgage Corp., REMIC, Ser. 3928, Cl. A	3.00	9/15/2025	450,130	[a]	452,385
Federal Home Loan Mortgage Corp., REMIC, Ser. 3942, Cl. AC	2.00	10/15/2021	193,141	[a]	193,075
Federal Home Loan Mortgage Corp., REMIC, Ser. 3952, Cl. MA	3.00	11/15/2021	929,312	[a]	937,121
Federal Home Loan Mortgage Corp., REMIC, Ser. 3962, Cl. MA	4.00	4/15/2029	771,671	[a]	774,387
Federal Home Loan Mortgage Corp., REMIC, Ser. 3964, Cl. QA	3.00	11/15/2026	999,953	[a]	1,021,420
Federal Home Loan Mortgage Corp., REMIC, Ser. 3998, Cl. KG	2.00	11/15/2026	5,050,357	[a]	5,035,948
Federal Home Loan Mortgage Corp., REMIC, Ser. 4016, Cl. AB	2.00	9/15/2025	775,673	[a]	774,857
Federal Home Loan Mortgage Corp., REMIC, Ser. 4020, Cl. PC	1.75	3/15/2027	540,582	[a]	532,616
Federal Home Loan Mortgage Corp., REMIC, Ser. 4029, Cl. LA	2.00	1/15/2027	668,904	[a]	666,581
Federal Home Loan Mortgage Corp., REMIC, Ser. 4079, Cl. WA	2.00	8/15/2040	1,356,258	[a]	1,349,366
Federal Home Loan Mortgage Corp., REMIC, Ser. 4086, Cl. VA	3.50	12/15/2025	919,338	[a]	939,617
Federal Home Loan Mortgage Corp., REMIC, Ser. 4174, Cl. VA	3.50	6/15/2024	1,363,320	[a]	1,401,135
Federal Home Loan Mortgage Corp., REMIC, Ser. 4176, Cl. BA	3.00	2/15/2033	550,333	[a]	552,247
Federal Home Loan Mortgage Corp., REMIC, Ser. 4265, Cl. DA	4.00	6/15/2026	1,481,124	[a]	1,546,653
Federal Home Loan Mortgage Corp., REMIC, Ser. 4287, Cl. AB	2.00	12/15/2026	391,348	[a]	389,930
Federal Home Loan Mortgage Corp., REMIC, Ser. 4304, Cl. DA	2.50	1/15/2027	563,039	[a]	565,438
Federal Home Loan Mortgage Corp., REMIC, Ser. 4338, Cl. VA	4.25	7/15/2025	2,255,748	[a]	2,356,639
Federal Home Loan Mortgage Corp., REMIC, Ser. 4480, Cl. VW	3.50	10/15/2026	2,320,234	[a]	2,382,501
Federal Home Loan Mortgage Corp., REMIC, Ser. 4532, Cl. VW	3.50	4/15/2027	1,391,055	[a]	1,440,874
Federal National Mortgage Association, REMIC, Ser. 2005-63, Cl. HB	5.00	7/25/2025	282,073	[a]	294,087
Federal National Mortgage Association, REMIC, Ser. 2009-21, Cl. HB	4.50	4/25/2024	187,480	[a]	189,335
Federal National Mortgage Association, REMIC, Ser. 2010-112, Cl. CY	4.00	10/25/2025	2,450,433	[a]	2,531,884

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.2% (continued)
U.S. Government Agencies Mortgage-Backed - 49.6% (continued)
Federal National Mortgage Association, REMIC, Ser. 2010-117, Cl. DE	2.00	5/25/2025	779,423	[a]	780,051
Federal National Mortgage Association, REMIC, Ser. 2010-124, Cl. AG	1.75	11/25/2020	165,424	[a]	164,821
Federal National Mortgage Association, REMIC, Ser. 2010-68, Cl. DA	4.50	10/25/2037	1,853,509	[a]	1,885,009
Federal National Mortgage Association, REMIC, Ser. 2011-106, Cl. LU	3.50	9/25/2034	768,180	[a]	771,842
Federal National Mortgage Association, REMIC, Ser. 2011-122, Cl. A	3.00	12/25/2025	56,043	[a]	55,984
Federal National Mortgage Association, REMIC, Ser. 2011-23, Cl. AB	2.75	6/25/2020	2,143	[a]	2,147
Federal National Mortgage Association, REMIC, Ser. 2011-32, Cl. CV	3.50	4/25/2024	35,151	[a]	35,111
Federal National Mortgage Association, REMIC, Ser. 2011-36, Cl. PV	4.50	11/25/2040	23,156	[a]	23,120
Federal National Mortgage Association, REMIC, Ser. 2011-71, Cl. BA	4.00	5/25/2037	1,089,816	[a]	1,106,858
Federal National Mortgage Association, REMIC, Ser. 2011-79, Cl. GC	2.00	12/25/2022	886,761	[a]	885,898
Federal National Mortgage Association, REMIC, Ser. 2011-79, Cl. HD	2.00	12/25/2022	448,652	[a]	448,669
Federal National Mortgage Association, REMIC, Ser. 2012-11, Cl. DV	4.00	4/25/2023	797,883	[a]	812,013
Federal National Mortgage Association, REMIC, Ser. 2012-127, Cl. DH	4.00	11/25/2027	720,422	[a]	732,236
Federal National Mortgage Association, REMIC, Ser. 2012-50, Cl. LV	3.50	8/25/2023	879,074	[a]	900,423
Federal National Mortgage Association, REMIC, Ser. 2012-78, Cl. KB	1.75	7/25/2027	662,169	[a]	652,625
Federal National Mortgage Association, REMIC, Ser. 2012-94, Cl. E	3.00	6/25/2022	48,544	[a]	48,525

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.2% (continued)
U.S. Government Agencies Mortgage-Backed - 49.6% (continued)
Federal National Mortgage Association, REMIC, Ser. 2012-98, Cl. YM	1.50	9/25/2027	979,993	[a]	963,133
Federal National Mortgage Association, REMIC, Ser. 2013-103, Cl. AW	3.50	2/25/2043	1,388,961	[a]	1,398,414
Federal National Mortgage Association, REMIC, Ser. 2013-108, Cl. GA	3.00	6/25/2030	529,097	[a]	535,294
Federal National Mortgage Association, REMIC, Ser. 2013-17, Cl. PG	3.50	3/25/2039	1,386,207	[a]	1,405,959
Federal National Mortgage Association, REMIC, Ser. 2013-30, Cl. DA	1.75	4/25/2028	708,820	[a]	700,625
Federal National Mortgage Association, REMIC, Ser. 2014-82, Cl. LV	3.00	4/25/2026	877,998	[a]	902,357
Government National Mortgage Association, Ser. 2010-46, Cl. CB	3.00	3/20/2039	161,416		161,978
Government National Mortgage Association, Ser. 2012-12, Cl. NB	2.00	5/20/2038	895,389		895,113
Government National Mortgage Association, Ser. 2012-13, Cl. KL	3.00	7/20/2038	794,044		797,603
Federal Home Loan Mortgage Corp.:
2.00%, 2/1/23-7/1/23			1,510,506	[a]	1,501,314
2.50%, 3/1/27-12/1/27			2,806,018	[a]	2,842,907
3.00%, 9/1/26-3/1/27			2,596,614	[a]	2,683,571
3.50%, 10/1/26-5/1/27			1,917,513	[a]	1,979,314
4.00%, 10/1/25-6/1/26			2,614,475	[a]	2,729,409
4.50%, 11/1/24-2/1/34			2,678,972	[a]	2,816,590
Federal National Mortgage Association:
1.94%, 11/1/22			552,626	[a]	554,016
2.00%, 4/1/23-10/1/26			6,821,427	[a]	6,802,321
2.12%, 9/1/21			2,000,000	[a]	1,999,533
2.17%, 1/1/23			1,902,393	[a]	1,909,034
2.18%, 3/1/22			1,000,000	[a]	996,863
2.25%, 1/1/24			2,098,235	[a]	2,119,509
2.31%, 8/1/22			995,154	[a]	1,007,051
2.38%, 3/1/23			2,855,844	[a]	2,889,519
2.42%, 4/1/46			1,246,022	[a]	1,270,890
2.44%, 8/1/22			1,252,181	[a]	1,270,817
2.50%, 9/1/24-4/1/27			6,069,181	[a]	6,124,381
2.55%, 9/1/22			1,919,302	[a]	1,947,128
2.64%, 7/1/22			2,968,442	[a]	3,021,301

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.2% (continued)
U.S. Government Agencies Mortgage-Backed - 49.6% (continued)
2.66%, 8/1/22			777,438	[a]	792,686
2.74%, 10/1/22			1,500,000	[a]	1,526,575
2.78%, 3/1/22			2,355,674	[a]	2,379,916
3.00%, 11/1/26-9/1/27			2,734,958	[a]	2,811,521
3.26%, 1/1/22			1,662,311	[a]	1,714,551
3.32%, 12/1/21			2,412,147	[a]	2,455,451
3.50%, 8/1/26-5/1/27			2,663,017	[a]	2,780,572
3.62%, 12/1/21			1,032,312	[a]	1,059,407
4.00%, 5/1/29-7/1/29			3,615,143	[a]	3,774,480
4.07%, 7/1/20			2,197,763	[a]	2,211,946
4.50%, 11/1/22			171,327	[a]	177,041
5.00%, 3/1/27			2,080,938	[a]	2,165,438
6.00%, 8/1/22			513,679	[a]	525,436
Government National Mortgage Association I:
4.00%, 8/15/24-7/15/27			1,692,147		1,762,609
Government National Mortgage Association II:
3.00%, 4/20/27			1,237,337		1,268,941
3.50%, 3/20/26			468,195		485,113
4.50%, 7/20/24-5/20/25			1,548,580		1,633,803
				128,776,251
U.S. Treasury Securities - 19.7%
U.S. Treasury Notes	1.50	2/28/2023	11,750,000		11,708,921
U.S. Treasury Notes	1.50	8/15/2022	7,750,000		7,727,446
U.S. Treasury Notes	1.63	8/31/2022	9,500,000		9,504,639
U.S. Treasury Notes	1.75	7/15/2022	5,750,000		5,769,990
U.S. Treasury Notes	2.13	5/15/2022	5,000,000		5,060,254
U.S. Treasury Notes	2.13	12/31/2021	2,750,000		2,777,446
U.S. Treasury Notes	2.38	3/15/2022	4,250,000		4,323,462
U.S. Treasury Notes	2.50	2/15/2022	4,250,000		4,329,687
				51,201,845
Total Bonds and Notes (cost $256,799,520)			257,553,865
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - ..7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,722,473)	1.63		1,722,473	[b]	1,722,473
Total Investments (cost $258,521,993)			99.9%	259,276,338
Cash and Receivables (Net)			0.1%	289,152
Net Assets			100.0%	259,565,490

STATEMENT OF INVESTMENTS (Unaudited) (continued)

ACES—Alternative Credit Enhancement Securities

GO—General Obligation

REMIC—Real Estate Mortgage Investment Conduit

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	58,461,826	-	58,461,826
Investment Companies	1,722,473	-	-	1,722,473
Municipal Securities	-	14,174,903	-	14,174,903
U.S. Government Agencies	-	4,939,040	-	4,939,040
U.S. Government Agencies Mortgage-Backed	-	128,776,251	-	128,776,251
U.S. Treasury Securities	-	51,201,845	-	51,201,845

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing

NOTES

services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2019, accumulated net unrealized appreciation on investments was $754,345, consisting of $1,337,979 gross unrealized appreciation and $583,634 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.